Benefit Plans (Summary Of Non-Vested Share Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Benefit Plans [Abstract]
Shares, Non-vested as of January 1, 2010	1,811
Shares, Granted	626
Shares, Vested	(576)
Shares, Forfeited	(70)
Shares, Non-vested as of December 31, 2010	1,791
Weighted-Average Grant-Date Fair Value, Non-vested as of January 1, 2010	$ 54.21
Weighted-Average Grant-Date Fair Value, Granted	$ 35.81
Weighted-Average Grant-Date Fair Value, Vested	$ 54.59
Weighted-Average Grant-Date Fair Value, Forfeited	$ 51.75
Weighted-Average Grant-Date Fair Value, Non-vested as of December 31, 2010	$ 47.75